Note 13 - Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
US Denominated
Cash	$711
Accounts receivable	624,416
Accounts payable	25,708